STOCK-BASED COMPENSATION - Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 shares
Shares
Beginning balance, outstanding (in shares)	0
Granted (in shares)	188,023
Vested and settled (in shares)	(9,406)
Expired/forfeited/canceled (in shares)	(178,517)
Ending balance, outstanding (in shares)	0